EIP Investment Trust
10 Wright Street
Westport, Connecticut

March 2, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    EIP Investment Trust (the “Trust”)
File Nos.: 333-212228 and 811-21940
EIP Growth and Income Fund (S000013896)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, EIP Growth and Income Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2020 and filed electronically as Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N‑1A on February 27, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust